Shareholders Equity	12 Months Ended
Feb. 28, 2014
Shareholders Equity [Text Block]
7.	Shareholders’ Equity

a)	Share capital	Number of Authorized Shares
		2014	2013	2012
	Common shares without par value	500,000,000	500,000,000	500,000,000

	Preferred shares without par value	9,999,900	9,999,900	9,999,900
	Series “A” preferred shares	1,000,000	1,000,000	1,000,000
	Series “B” preferred shares	100	100	100
	Series “C” preferred shares	1,000,000	1,000,000	1,000,000
	Series “D” preferred shares	4,000,000	4,000,000	4,000,000
	Series “E” preferred shares	4,000,000	4,000,000	4,000,000
		20,000,000	20,000,000	20,000,000

There are no preferred shares outstanding as at February 28, 2014 (2013 - nil; 2012 - nil).

In the year ended February 28, 2014, the Company repurchased and cancelled 48,348 of its issued and outstanding shares in the amount of $224,992. Since the average issue price of cancelled common shares at the time of repurchase was $11.23, share capital has been reduced by $542,955 and additional paid-in capital has been increased by $317,963.

In the year ended February 28, 2013, the Company repurchased and cancelled 326,187 of its issued and outstanding shares in the amount of $1,544,342. Since the average issue price of cancelled common shares at the time of repurchase was $11.34, share capital has been reduced by $3,694,332 and additional paid-in capital has been increased by $2,149,990.

In the year ended February 29, 2012, the Company repurchased 344,381 of its issued and outstanding shares in the amount of $1,149,228, and cancelled an additional 5,600 shares held in treasury at prior year-end in the amount of $19,536. Since the average issue price of cancelled common shares at the time of repurchase was $11.34, share capital has been reduced by $3,968,492 and additional paid-in capital has been increased by $2,780,192.

b)	Shareholder protection rights plan

On August 26, 2003, a Shareholder Protection Rights Plan was adopted whereby one share purchase right is attached to each outstanding common share, exercisable only in the case of a specific event, such as the acquisition by an acquirer of 20% or more of the issued common shares of the Company, and at a predetermined calculated price.

At the Annual General Meeting on June 30, 2010, shareholders approved the updating and five-year extension of the Company’s Shareholder Protection Rights Plan.

c)	Stock options

The Company occasionally grants stock options to its employees, officers, directors and consultants to purchase common shares of the Company. The options granted are exercisable at a price which is equal to or greater than the fair market value of the common shares at the date the options are granted. The options are granted with varied vesting periods including immediately, one and five years. Options granted generally have a life of 10 years. The Company does not have a formal stock option plan.

c)	Stock options (continued)

At February 28, 2014, stock options were outstanding and exercisable as follows:

		Weighted
		Average	Weighted		Weighted
	Number of	Remaining	Average	Number of	Average
Range of	Options	Contractual	Exercise	Options	Exercise
Exercise Prices	Outstanding	Life (Years)	Price (USD)	Exercisable	Price (USD)
$2.45 to $2.99	667,000	6.25	2.45	667,000	2.45
$3.00 to $3.99	170,553	4.80	3.19	163,043	3.18
$4.00 to $5.99	38,016	0.48	5.13	38,016	5.13
$6.00 to $24.65	48,000	3.68	9.33	48,000	9.33
	923,569			916,059

A summary of the Company’s stock option activity is as follows:

		Weighted Average
	Outstanding	Exercise Price
	Options	(USD)
Options outstanding as at February 28, 2011	969,000	3.07
Granted	20,000	3.00
Expired	(5,167)	7.22
Exercised	(7,400)	2.63
Options outstanding as at February 29, 2012	976,433	3.05
Granted	-	-
Expired	(2,000)	6.20
Exercised	(20,000)	3.00
Options outstanding as at February 28, 2013	954,433	3.04
Granted	-	-
Expired	-	-
Exercised	(30,864)	2.64
Options outstanding as at February 28, 2014	923,569	3.06
Options exercisable, February 28, 2014	916,059	3.05
Options vested and expected to vest	923,569	3.06

The aggregate intrinsic value of stock options exercised during the year ended February 28, 2014 was $38,372 USD (2013 - $22,200, 2012 - $8,060).

The aggregate intrinsic value of stock options outstanding as at February 28, 2014 was $1,197,000 USD (2013 - $945,640, 2012 - $1,059,900).

The aggregate intrinsic value of stock options exercisable as at February 28, 2014 was $1,193,000 USD (2013 - $936,711, 2012 - $1,023,571).

A summary of the Company’s non-vested stock option activity and related information for the year ended February 28, 2014 is as follows:

		Weighted Average
		Exercise
	Outstanding Options	Price (USD)
Non-vested at March 1, 2013	28,408	3.43
Granted	-	-
Vested	(20,898)	3.40
Exercised	-	-
Expired	-	-
Non-vested at February 28, 2014	7,510	3.50

As of February 28, 2014, there was $24,815 of total unrecognized compensation cost related to non-vested stock options. That cost is expected to be recognized next year.

d)	Share purchase warrants

The Company’s issued and outstanding share purchase warrants as at February 28, 2014, February 28, 2013 and February 29, 2012 are as follows:

	Number of	Average
	Warrants	Exercise Price
		(USD)
Share purchase warrants issued and outstanding, February 29, 2012	363,400	$19.75
Expired	(363,400)	$19.75
Share purchase warrants issued and outstanding, February 28, 2014 and February 28, 2013	-	$-

The Company issued 330,000 common share purchase warrants related to a private placement and 33,400 common share purchase warrants to the placement agent pursuant to the terms of an agreement related to the issuance of common shares on August 9, 2007. Each common share purchase warrant is exercisable for the purchase of one common share and all of the warrants expired unexercised on February 9, 2013.

e)	Earnings per common share

For the years ended February 28, 2014, February 28, 2013, and February 29, 2012, common equivalent shares (consisting of shares issuable on exercise of stock options and warrants) totaling 83,600, 473,833, and 511,400 respectively, were not included in the computation of diluted earnings per share because the effect was anti-dilutive.

	2014	2013	2012
Weighted average shares - basic EPS	2,929,722	3,012,647	3,368,751

Plus: incremental shares from assumed exercise of stock options	316,501	302,115	173,108
Weighted average shares - diluted EPS	3,246,223	3,314,762	3,541,859

	2014	2013	2012
Net income	1,163,295	591,304	1,550,858
Gain/ Loss from dilutive instruments	39,304	(18,252)	17,160
Net Income	1,202,599	573,052	1,568,018
Earnings per share, basic	$0.40	$0.20	$0.46
Earnings per share, diluted	$0.37	$0.17	$0.44